UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,463,000
Number of Portfolio Holdings	662

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	19.3%
AA Rated	8.6
A Rated	34.1
BBB Rated	21.2
BB Rated and Below	7.9
Not Rated	0.5
Reserves	8.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.2%
People's Republic of China	7.0
U.S. Treasury Bills	5.3
United Kingdom Gilt	4.0
Government of Malaysia	3.1
Government of Canada	2.9
Bundesrepublik Deutschland Bundesanleihe	2.7
Republic of Indonesia	2.6
Government of Japan, Treasury Bills	2.6
Government of Singapore	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1114-053 8/24

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$49	0.99%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,463,000
Number of Portfolio Holdings	662

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	19.3%
AA Rated	8.6
A Rated	34.1
BBB Rated	21.2
BB Rated and Below	7.9
Not Rated	0.5
Reserves	8.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.2%
People's Republic of China	7.0
U.S. Treasury Bills	5.3
United Kingdom Gilt	4.0
Government of Malaysia	3.1
Government of Canada	2.9
Bundesrepublik Deutschland Bundesanleihe	2.7
Republic of Indonesia	2.6
Government of Japan, Treasury Bills	2.6
Government of Singapore	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1115-053 8/24

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund (USD Hedged)

I Class (TNBMX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$26	0.53%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,463,000
Number of Portfolio Holdings	662

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	19.3%
AA Rated	8.6
A Rated	34.1
BBB Rated	21.2
BB Rated and Below	7.9
Not Rated	0.5
Reserves	8.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.2%
People's Republic of China	7.0
U.S. Treasury Bills	5.3
United Kingdom Gilt	4.0
Government of Malaysia	3.1
Government of Canada	2.9
Bundesrepublik Deutschland Bundesanleihe	2.7
Republic of Indonesia	2.6
Government of Japan, Treasury Bills	2.6
Government of Singapore	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1116-053 8/24

International Bond Fund (USD Hedged)

I Class (TNBMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund (USD Hedged)

Z Class (TRMZX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,463,000
Number of Portfolio Holdings	662

Portfolio Turnover Rate	25.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	19.3%
AA Rated	8.6
A Rated	34.1
BBB Rated	21.2
BB Rated and Below	7.9
Not Rated	0.5
Reserves	8.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.2%
People's Republic of China	7.0
U.S. Treasury Bills	5.3
United Kingdom Gilt	4.0
Government of Malaysia	3.1
Government of Canada	2.9
Bundesrepublik Deutschland Bundesanleihe	2.7
Republic of Indonesia	2.6
Government of Japan, Treasury Bills	2.6
Government of Singapore	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1256-053 8/24

International Bond Fund (USD Hedged)

Z Class (TRMZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged)
TTABX International Bond
Fund (USD Hedged)–
.
Advisor Class
TNBMX International Bond Fund
(USD Hedged)–
.
I Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.48 $ 7.91 $ 9.91 $ 10.35 $ 9.98 $ 9.45
Investment
activities
Net investment
income
(1)(2)
0.12 0.21 0.15 0.11 0.16 0.18
Net realized and
unrealized gain/
loss (0.11) 0.56 (1.32) (0.28) 0.39 0.67
Total from
investment
activities 0.01 0.77 (1.17) (0.17) 0.55 0.85
Distributions
Net investment
income (0.12) (0.03) (0.15) (0.15) (0.02) (0.18)
Net realized gain — — (0.68) (0.12) (0.06) (0.14)
Tax return of
capital — (0.17) — — (0.10) —
Total distributions (0.12) (0.20) (0.83) (0.27) (0.18) (0.32)
NET ASSET
VALUE
End of period $ 8.37 $ 8.48 $ 7.91 $ 9.91 $ 10.35 $ 9.98

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.09% 9.88% (12.03)% (1.66)% 5.59% 9.01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.77% 0.75% 0.61% 0.64% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(4)
0.77% 0.75% 0.61% 0.64% 0.64%
Net investment
income 2.94%
(4)
2.59% 1.65% 1.04% 1.55% 1.85%
Portfolio turnover
rate 25.5% 68.9% 74.6% 35.3% 49.4% 31.4%
Net assets, end of
period (in millions) $73 $82 $76 $218 $579 $4,766
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.46 $ 7.90 $ 9.90 $ 10.35 $ 9.98 $ 9.45
Investment
activities
Net investment
income
(1)(2)
0.11 0.19 0.13 0.10 0.11 0.15
Net realized and
unrealized gain/
loss (0.11) 0.55 (1.32) (0.32) 0.41 0.67
Total from
investment
activities —
(3)
0.74 (1.19) (0.22) 0.52 0.82
Distributions
Net investment
income (0.11) (0.02) (0.13) (0.11) (0.02) (0.15)
Net realized gain — — (0.68) (0.12) (0.06) (0.14)
Tax return of
capital — (0.16) — — (0.07) —
Total distributions (0.11) (0.18) (0.81) (0.23) (0.15) (0.29)
NET ASSET
VALUE
End of period $ 8.35 $ 8.46 $ 7.90 $ 9.90 $ 10.35 $ 9.98

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
(0.02)% 9.52% (12.23)% (2.12)% 5.22% 8.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.30%
(5)
0.99% 0.99% 1.08% 0.99% 1.18%
Net expenses
after waivers/
payments by
Price Associates 0.99%
(5)
0.99% 0.99% 0.99% 0.99% 0.99%
Net investment
income 2.70%
(5)
2.40% 1.46% 1.03% 1.08% 1.51%
Portfolio turnover
rate 25.5% 68.9% 74.6% 35.3% 49.4% 31.4%
Net assets, end
of period (in
thousands) $72 $212 $81 $102 $106 $249
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 8.47 $ 7.91 $ 9.91 $ 10.36 $ 9.99 $ 9.45
Investment
activities
Net investment
income
(1)(2)
0.13 0.23 0.17 0.15 0.16 0.20
Net realized and
unrealized gain/
loss (0.10) 0.55 (1.32) (0.32) 0.41 0.67
Total from
investment
activities 0.03 0.78 (1.15) (0.17) 0.57 0.87
Distributions
Net investment
income (0.13) (0.03) (0.17) (0.16) (0.03) (0.19)
Net realized gain — — (0.68) (0.12) (0.06) (0.14)
Tax return of
capital — (0.19) — — (0.11) —
Total distributions (0.13) (0.22) (0.85) (0.28) (0.20) (0.33)
NET ASSET
VALUE
End of period $ 8.37 $ 8.47 $ 7.91 $ 9.91 $ 10.36 $ 9.99

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0.33% 10.00% (11.81)% (1.64)% 5.72% 9.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(4)
0.54% 0.53% 0.50% 0.51% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.53%
(4)
0.54% 0.53% 0.50% 0.51% 0.51%
Net investment
income 3.20%
(4)
2.84% 1.91% 1.48% 1.64% 1.99%
Portfolio turnover
rate 25.5% 68.9% 74.6% 35.3% 49.4% 31.4%
Net assets, end of
period (in millions) $1,634 $1,488 $1,246 $555 $422 $1,784
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.48 $ 7.91 $ 9.92 $ 10.36 $ 9.73
Investment activities
Net investment income
(2)(3)
0.16 0.27 0.22 0.21 0.16
Net realized and unrealized
gain/loss (0.12) 0.56 (1.33) (0.32) 0.67
Total from investment activities 0.04 0.83 (1.11) (0.11) 0.83
Distributions
Net investment income (0.15) (0.03) (0.22) (0.21) (0.03)
Net realized gain — — (0.68) (0.12) (0.06)
Tax return of capital — (0.23) — — (0.11)
Total distributions (0.15) (0.26) (0.90) (0.33) (0.20)
NET ASSET VALUE
End of period $ 8.37 $ 8.48 $ 7.91 $ 9.92 $ 10.36
Ratios/Supplemental Data
Total return
(3)(4)
0.48% 10.72% (11.43)% (1.05)% 8.57%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.50%
(5)
0.51% 0.51% 0.50% 0.50%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.74%
(5)
3.37% 2.44% 2.10% 1.94%
(5)
Portfolio turnover rate 25.5% 68.9% 74.6% 35.3% 49.4%
Net assets, end of period (in
millions) $4,757 $4,488 $4,359 $5,334 $4,808
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,246
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 17,212
Total Albania (Cost $21,150) 21,458
AUSTRALIA 3.1%
Corporate Bonds 1.0%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,633
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,246
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,647
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 8,403
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,200
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,627
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 9,009
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,625
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,352
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 11,569
66,311
Government Bonds 2.1%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 85,123
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  31,429,000 15,827
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 31,077
132,027
Total Australia (Cost $222,051) 198,338
AUSTRIA 0.5%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,567
2,567
Government Bonds 0.5%
Republic of Austria, 0.75%, 3/20/51 (1) 48,284,000 28,694
28,694
Total Austria (Cost $32,595) 31,261

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,640
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,411
Total Belgium (Cost $4,117) 4,051
BRAZIL 2.3%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  4,300,000 3,918
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,750,000 5,712
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 5,365
14,995
Government Bonds 2.1%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 14,920
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  576,611,000 93,220
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  159,685,000 25,045
133,185
Total Brazil (Cost $161,595) 148,180
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  16,796,000 18,696
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 9,799
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  18,433,000 20,549
Total Bulgaria (Cost $46,913) 49,044
CANADA 4.8%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 5,617
5,617
Corporate Bonds 0.7%
Magna International, 1.50%, 9/25/27 (EUR) (2) 2,620,000 2,635
Royal Bank of Canada, 4.125%, 7/5/28 (EUR) (2) 2,385,000 2,609
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(3) 17,400,000 16,824

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR) (2) 2,535,000 2,631
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (4) 27,134,000 18,944
43,643
Government Bonds 4.0%
Government of Canada, Series 0318, 4.00%, 3/1/29  167,230,000 124,760
Government of Canada, Series 0929, 3.25%, 12/1/33  84,190,000 60,345
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  87,074,618 73,727
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,386
262,218
Total Canada (Cost $327,881) 311,478
CHILE 0.4%
Corporate Bonds 0.3%
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 12,480,000 12,404
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,729
19,133
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 6,979
6,979
Total Chile (Cost $26,110) 26,112
CHINA 7.7%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 10,492
10,492
Government Bonds 7.5%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 36,483
People's Republic of China, Series INBK, 2.28%, 3/25/31  135,000,000 18,758
People's Republic of China, Series INBK, 2.60%, 9/1/32  980,000,000 138,614
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 15,511
People's Republic of China, Series INBK, 2.69%, 8/15/32  765,000,000 108,911
People's Republic of China, Series INBK, 3.02%, 5/27/31  45,000,000 6,552
People's Republic of China, Series INBK, 3.32%, 4/15/52  372,000,000 59,608
People's Republic of China, Series INBK, 3.53%, 10/18/51  217,000,000 35,950
People's Republic of China, Series 1908, 4.00%, 6/24/69  64,000,000 12,333
People's Republic of China, Series 1915, 3.13%, 11/21/29  370,000,000 53,886
486,606
Total China (Cost $485,757) 497,098

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 1.0%
Government Bonds 1.0%
Republic of Colombia, Series B, 6.00%, 4/28/28  60,253,700,000 12,719
Republic of Colombia, Series B, 7.00%, 3/26/31  95,880,000,000 19,458
Republic of Colombia, Series B, 7.25%, 10/18/34  49,411,400,000 9,364
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 24,691
Total Colombia (Cost $61,433) 66,232
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 17,827
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,174
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,709
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,467
Total Cyprus (Cost $31,675) 25,177
CZECH REPUBLIC 0.7%
Government Bonds 0.7%
Republic of Czech, Series 103, 2.00%, 10/13/33  1,077,850,000 38,667
Republic of Czech, Series 125, 1.50%, 4/24/40  253,610,000 7,438
Total Czech Republic (Cost $47,008) 46,105
DENMARK 0.8%
Corporate Bonds 0.8%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  2,735,000 2,667
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,550
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (4) 8,420,000 8,014
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (4) 2,440,000 2,509
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (4) 4,700,000 4,937
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (4) 2,410,000 2,633
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,100
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,517
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 15,335
Total Denmark (Cost $49,167) 49,262

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, Treasury Bills, Series 364D, 28.462%,
9/17/24  679,825,000 13,466
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  760,825,000 14,262
Total Egypt (Cost $27,232) 27,728
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  32,500,000 33,885
Total Estonia (Cost $35,363) 33,885
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 2,669
Metso, 0.875%, 5/26/28  2,775,000 2,669
Total Finland (Cost $5,523) 5,338
FRANCE 2.9%
Corporate Bonds 1.7%
Altice France, 3.375%, 1/15/28 (1) 505,000 375
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,043
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,045,000 1,164
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,008
Banque Federative du Credit Mutuel, 1.375%, 7/16/28 (2) 3,100,000 3,039
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  2,500,000 2,635
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,018
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,593
BNP Paribas, VR, 2.125%, 1/23/27 (4) 9,300,000 9,686
BNP Paribas, VR, 3.875%, 1/10/31 (4) 4,000,000 4,316
BPCE, 0.25%, 1/14/31  7,100,000 6,106
BPCE, 3.50%, 1/25/28  5,500,000 5,863
Credit Agricole, 0.875%, 1/14/32  1,000,000 862
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,173
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,341
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (4) 6,000,000 5,968

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,243
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,626
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 7,862
IPD 3, 8.00%, 6/15/28 (1) 1,825,000 2,049
Loxam, 6.375%, 5/15/28  3,795,000 4,167
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,299
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  7,200,000 5,982
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,015
Veolia Environnement, 1.94%, 1/7/30  5,700,000 5,603
111,036
Government Bonds 1.2%
Republic of France, 1.25%, 5/25/36 (1) 27,715,000 23,576
Republic of France, 3.00%, 5/25/54 (1) 54,668,000 50,906
74,482
Total France (Cost $201,489) 185,518
GERMANY 6.4%
Corporate Bonds 1.5%
Allianz, VR, 3.375% (4)(5) 13,400,000 14,279
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,651
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 15,200
Fresenius, 1.625%, 10/8/27  2,635,000 2,665
Fresenius, 5.00%, 11/28/29  5,200,000 5,858
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,036
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 595
Gruenenthal, 6.75%, 5/15/30  3,500,000 3,928
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,623
Hannover Rueck, VR, 1.125%, 10/9/39 (4) 11,500,000 10,576
Hannover Rueck, VR, 1.75%, 10/8/40 (4) 4,800,000 4,459
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,657
ProGroup, 5.375%, 4/15/31 (1) 2,755,000 2,916
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 2,745,000 2,830
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,620
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 9,157
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,328
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,275
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,598
96,251
Government Bonds 4.9%
Bundesobligation, Series 184, 0.00%, 10/9/26  79,031,000 79,622
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  127,686,000 119,578

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  14,735,200 7,564
Bundesrepublik Deutschland Bundesanleihe, 2.20%, 2/15/34  1 —
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  21,965,000 22,549
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  19,467,000 26,364
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  52,081,555 55,551
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,962
315,190
Total Germany (Cost $413,722) 411,441
GREECE 0.2%
Government Bonds 0.2%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 15,775
Total Greece (Cost $21,194) 15,775
HUNGARY 1.0%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (4) 5,290,000 5,757
5,757
Government Bonds 0.9%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 4,929
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,345
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  23,120,760,000 44,380
58,654
Total Hungary (Cost $65,642) 64,411
ICELAND 0.4%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,340
8,340
Government Bonds 0.3%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,833
Republic of Iceland, 3.50%, 3/21/34 (EUR)  8,096,000 8,695
18,528
Total Iceland (Cost $30,356) 26,868

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.2%
Corporate Bonds 0.1%
ABJA Investment, 5.95%, 7/31/24 (USD)  6,850,000 6,849
6,849
Government Bonds 1.1%
Republic of India, 6.54%, 1/17/32  2,507,480,000 29,225
Republic of India, 7.26%, 8/22/32  3,550,060,000 43,119
72,344
Total India (Cost $78,708) 79,193
INDONESIA 2.8%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  5,856,000 5,764
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,588
9,352
Government Bonds 2.6%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 43,660
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 28,353
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  286,625,000,000 16,861
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  441,080,000,000 26,524
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  891,119,000,000 54,191
169,589
Total Indonesia (Cost $195,044) 178,941
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 2,658
2,658
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,004
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,931
6,935
Total Ireland (Cost $13,445) 9,593

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 0.3%
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 17,829
Total Israel (Cost $21,718) 17,829
ITALY 3.0%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,621
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 2,642
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,152
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,382
CA Auto Bank, 0.50%, 9/13/24  5,800,000 6,167
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,623
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,366
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 7.652%, 4/15/29 (1) 605,000 652
Inter Media & Communication, 6.75%, 2/9/27 (2) 5,350,000 5,641
Intesa Sanpaolo, 1.75%, 7/4/29 (2) 8,399,000 8,194
Italgas, 1.625%, 1/19/27  2,570,000 2,621
Snam, 0.875%, 10/25/26  6,950,000 6,993
53,054
Government Bonds 2.2%
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  40,189,000 29,981
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 48,421,036 51,034
Republic of Italy, 2.375%, 10/17/24 (USD)  61,992,000 61,352
142,367
Total Italy (Cost $210,772) 195,421
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  18,675,000 18,081
Total Ivory Coast (Cost $17,313) 18,081
JAPAN 12.7%
Government Bonds 12.7%
Government of Japan, Series 16, 1.30%, 3/20/63  2,598,100,000 11,966

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 19, Inflation-Indexed, 0.10%,
9/10/24  9,140,913,600 57,025
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  10,418,162,000 65,531
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  9,217,122,642 60,866
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,483,719,000 29,488
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,450,622,560 22,569
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  5,005,015,345 32,627
Government of Japan, Series 44, 1.70%, 9/20/44  13,073,850,000 79,000
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 2,574
Government of Japan, Series 74, 1.00%, 3/20/52  9,339,650,000 44,473
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 54,519
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 49,307
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 83,433
Government of Japan, Treasury Bills, Series 1205, (0.121)%,
7/10/24  4,280,000,000 26,602
Government of Japan, Treasury Bills, Series 1211, (0.085)%,
8/13/24  13,597,850,000 84,515
Government of Japan, Treasury Bills, Series 1221, (0.065)%,
7/1/24  9,240,000,000 57,430
Japan Treasury Discount Bill, Series 1234, 0.025%, 9/2/24  9,100,000,000 56,558
Total Japan (Cost $1,035,664) 818,483
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,260
MEGlobal, 2.625%, 4/28/28 (USD)  4,495,000 4,049
Total Kuwait (Cost $13,319) 12,309
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  86,021,000 85,878
Republic of Latvia, 3.875%, 5/22/29 (EUR)  15,752,000 17,179
Total Latvia (Cost $109,760) 103,057

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34 (2) 15,620,000 16,545
Republic of Lithuania, 3.875%, 6/14/33  35,595,000 38,951
Total Lithuania (Cost $54,565) 55,496
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,424
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,429
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 9,402
Logicor Financing, 0.875%, 1/14/31  7,100,000 5,991
Logicor Financing, 1.50%, 7/13/26  6,240,000 6,302
Total Luxembourg (Cost $29,075) 26,548
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  5,175,000 5,073
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 3,740,000 3,762
Sands China, 4.05%, 1/8/26 (USD)  7,500,000 7,263
Wynn Macau, 5.50%, 1/15/26 (USD) (2) 6,500,000 6,368
Total Macao (Cost $22,412) 22,466
MALAYSIA 3.1%
Government Bonds 3.1%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 38,191
Government of Malaysia, Series 0120, 4.065%, 6/15/50  94,879,000 19,632
Government of Malaysia, Series 0123, 4.457%, 3/31/53  42,075,000 9,261
Government of Malaysia, Series 0216, 4.736%, 3/15/46  348,540,000 79,677
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 5,537
Government of Malaysia, Series 0318, 4.642%, 11/7/33  97,359,000 21,860
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 28,101
Total Malaysia (Cost $213,594) 202,259

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 1.8%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,740
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4) 13,125,000 11,971
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 12,025,000 12,370
33,081
Government Bonds 1.3%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 17,186
United Mexican States, Series M, 7.50%, 5/26/33  276,599,000 13,022
United Mexican States, Series M, 8.50%, 5/31/29  163,115,000 8,398
United Mexican States, Series M, 8.50%, 11/18/38  913,719,000 44,299
82,905
Total Mexico (Cost $121,400) 115,986
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 15,190,000 15,262
Total Montenegro (Cost $15,335) 15,262
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (2) 12,030,000 12,241
Total Morocco (Cost $12,606) 12,241
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 121
GTCR W Dutch Finance, 8.50%, 1/15/31 (GBP) (1) 235,000 318
ING Groep, VR, 0.375%, 9/29/28 (4) 2,800,000 2,695
ING Groep, VR, 1.25%, 2/16/27 (4) 8,800,000 9,047
ING Groep, VR, 4.75%, 5/23/34 (4) 6,000,000 6,787
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,547
NN Group, 1.625%, 6/1/27 (2) 2,575,000 2,611
Sartorius Finance, 4.50%, 9/14/32  8,000,000 8,791
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,608
VZ Secured Financing, 3.50%, 1/15/32  3,900,000 3,649
Wolters Kluwer, 1.50%, 3/22/27 (2) 2,585,000 2,634

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Ziggo, 2.875%, 1/15/30  2,720,000 2,542
Total Netherlands (Cost $47,933) 47,350
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,634
8,634
Government Bonds 1.1%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  105,256,000 58,822
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  23,771,000 9,711
68,533
Total New Zealand (Cost $78,565) 77,167
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,040
Total North Macedonia (Cost $5,759) 6,040
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 6,571
Total Norway (Cost $6,524) 6,571
PERU 1.0%
Government Bonds 1.0%
Republic of Peru, 5.40%, 8/12/34  189,750,000 43,447
Republic of Peru, Series REGS, 5.40%, 8/12/34  87,848,000 20,114
Total Peru (Cost $63,743) 63,561
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,401
Total Philippines (Cost $5,099) 4,401

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.8%
Government Bonds 0.8%
Republic of Poland, Series 1033, 6.00%, 10/25/33  79,910,000 20,342
Republic of Poland, Series 1034, 5.00%, 10/25/34  144,764,000 34,100
Total Poland (Cost $54,205) 54,442
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (4) 5,800,000 5,916
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2)(4) 3,500,000 3,528
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (4) 3,900,000 4,423
Total Portugal (Cost $13,308) 13,867
QATAR 0.3%
Corporate Bonds 0.3%
QatarEnergy, 3.125%, 7/12/41 (USD)  13,050,000 9,740
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,705
QNB Finance, 4.875%, 1/30/29 (USD) (2) 4,275,000 4,222
Total Qatar (Cost $21,978) 21,667
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (4) 12,440,000 14,075
RCS & RDS, 3.25%, 2/5/28 (EUR) (2) 6,300,000 6,318
Total Romania (Cost $19,792) 20,393
SERBIA 1.2%
Corporate Bonds 0.0%
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 3,219
3,219
Government Bonds 1.2%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1)(2) 26,075,000 23,797
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 10,350,000 9,435
Republic of Serbia, 1.50%, 6/26/29 (EUR)  13,215,000 12,046
Republic of Serbia, 1.65%, 3/3/33 (EUR)  14,485,000 11,645

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 3.125%, 5/15/27 (EUR)  18,700,000 19,221
76,144
Total Serbia (Cost $89,633) 79,363
SINGAPORE 2.1%
Government Bonds 2.1%
Government of Singapore, 0.50%, 11/1/25  44,175,000 31,301
Government of Singapore, 1.625%, 7/1/31  63,607,000 42,318
Government of Singapore, 2.375%, 6/1/25  32,070,000 23,377
Government of Singapore, 2.875%, 7/1/29  40,189,000 29,164
Government of Singapore, 3.25%, 6/1/54  12,176,000 9,360
Total Singapore (Cost $133,131) 135,520
SLOVENIA 0.8%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(6) 406,795 438
438
Government Bonds 0.8%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 14,085,000 12,628
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  26,836,000 26,582
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,174
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,347
50,731
Total Slovenia (Cost $60,406) 51,169
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP) (2) 5,340,000 6,260
Total South Africa (Cost $5,916) 6,260
SOUTH KOREA 0.3%
Corporate Bonds 0.3%
GS Caltex, 1.625%, 7/27/25 (USD)  5,400,000 5,182
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 11,923
Total South Korea (Cost $17,237) 17,105

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 2.6%
Corporate Bonds 1.3%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,444
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (4) 2,700,000 3,011
Banco de Sabadell, VR, 0.875%, 6/16/28 (4) 6,600,000 6,494
Banco de Sabadell, VR, 5.00%, 6/7/29 (4) 2,300,000 2,571
Banco de Sabadell, VR, 5.125%, 11/10/28 (4) 5,100,000 5,694
Banco Santander, 1.125%, 1/17/25 (2) 5,800,000 6,118
CaixaBank, 3.75%, 9/7/29  9,300,000 10,099
CaixaBank, VR, 0.75%, 5/26/28 (4) 2,700,000 2,664
CaixaBank, VR, 6.25%, 2/23/33 (4) 2,600,000 2,927
Cellnex Telecom, 1.75%, 10/23/30 (2) 13,000,000 12,198
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 4,997
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 5,693
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,587
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,089
87,586
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  68,732,000 66,089
Kingdom of Spain, 1.90%, 10/31/52 (1) 22,620,000 15,874
81,963
Total Spain (Cost $169,457) 169,549
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,087
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,552
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,278
Total Sri Lanka (Cost $12,150) 13,917
SWEDEN 1.9%
Corporate Bonds 0.3%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,561
Electrolux, 4.50%, 9/29/28 (EUR)  2,415,000 2,624
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 2,707
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 5,139
Tele2, 2.125%, 5/15/28 (EUR)  2,575,000 2,609
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,692

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Verisure Holding, 9.25%, 10/15/27 (EUR)  3,600,000 4,072
21,404
Government Bonds 1.6%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  385,710,000 36,512
Kingdom of Sweden, Series 1065, 1.75%, 11/11/33 (1)(2) 461,285,000 41,866
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  287,959,622 26,085
104,463
Total Sweden (Cost $125,435) 125,867
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,574
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,754
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR) (2) 2,555,000 2,611
UBS Group, VR, 2.875%, 4/2/32 (EUR) (4) 7,050,000 7,050
UBS Group, VR, 7.75%, 3/1/29 (EUR) (4) 6,929,000 8,376
Total Switzerland (Cost $24,069) 25,365
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,430
Total Tanzania (Cost $9,422) 9,430
THAILAND 1.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (4) 7,545,000 6,691
6,691
Government Bonds 1.0%
Kingdom of Thailand, 2.00%, 12/17/31  1,721,914,000 45,007
Kingdom of Thailand, 3.45%, 6/17/43  788,022,000 22,097
67,104
Total Thailand (Cost $77,505) 73,795
UNITED KINGDOM 6.5%
Corporate Bonds 2.5%
Barclays, VR, 0.577%, 8/9/29 (EUR) (4) 5,175,000 4,852

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Barclays, VR, 0.877%, 1/28/28 (EUR) (4) 2,695,000 2,682
Barclays, VR, 6.369%, 1/31/31 (4) 4,650,000 6,058
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 1,932
Heathrow Funding, 2.75%, 10/13/29  8,360,000 9,432
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (4) 10,715,000 11,739
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,426
Jerrold Finco, 7.875%, 4/15/30 (1)(2) 345,000 436
Kane Bidco, 5.00%, 2/15/27 (EUR) (2) 8,420,000 8,886
Legal & General Group, VR, 5.375%, 10/27/45 (4) 5,685,000 7,115
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 2,644
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,172
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,345,000 7,048
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,612
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (4) 2,770,000 2,918
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (4) 5,050,000 5,398
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (4) 5,250,000 4,937
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (4) 2,014,000 1,871
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (4) 5,075,000 4,895
Next Group, 3.625%, 5/18/28  7,491,000 9,000
Next Group, 4.375%, 10/2/26  982,000 1,218
Reckitt Benckiser Treasury Services, 3.875%, 9/14/33 (EUR)  5,540,000 5,953
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (4) 6,475,000 6,042
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (4) 3,320,000 3,777
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (4) 5,300,000 5,605
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 6,989
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,596
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (4) 6,670,000 7,005
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,343
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,435
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,357
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 5,863
161,236
Government Bonds 4.0%
United Kingdom Gilt, 0.625%, 7/31/35  34,481,000 29,770
United Kingdom Gilt, 0.625%, 10/22/50  78,870,000 39,700
United Kingdom Gilt, 3.25%, 1/22/44  81,203,000 84,644
United Kingdom Gilt, 4.00%, 10/22/63  12,593,000 14,203
United Kingdom Gilt, 4.25%, 12/7/46  75,191,797 89,642
257,959
Total United Kingdom (Cost $444,215) 419,195

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 4.5%
Corporate Bonds 4.3%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,645
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,200
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,707
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 4,981
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 14,267
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,105
Bank of America, VR, 1.662%, 4/25/28 (EUR) (4) 2,610,000 2,656
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,150
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 3,730
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  4,290,000 4,024
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,502
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,940
Capital One Financial, 1.65%, 6/12/29 (EUR) (2) 11,300,000 10,741
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,637
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 2,981
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,048
Dow Chemical, 0.50%, 3/15/27 (EUR)  2,715,000 2,676
Duke Energy, 3.75%, 4/1/31 (EUR)  8,800,000 9,291
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,698
Equitable Financial Life Global Funding, 0.60%, 6/16/28 (EUR)  2,805,000 2,669
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,680
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 166
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 10,760
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,022
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  8,810,000 9,667
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  4,125,000 4,586
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,228
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,262
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (4) 3,180,000 3,772
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 8,738
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,597
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (4) 2,620,000 2,659
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,801
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 722
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 9,733
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,627
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,621
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (4) 4,931,000 4,902

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (4) 11,660,000 10,907
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (4) 2,000,000 2,321
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,636
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,053
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,622
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,636
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 834
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,729
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 2,662
Upjohn Finance, 1.908%, 6/23/32 (EUR)  5,520,000 4,939
Utah Acquisition, 3.125%, 11/22/28 (EUR)  5,630,000 5,839
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,625
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,734
VF, 4.125%, 3/7/26 (EUR) (2) 4,239,000 4,484
VF, 4.25%, 3/7/29 (EUR) (2) 4,355,000 4,481
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 2,663
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,068
280,424
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 20,826,087 12,756
12,756
Total United States (Cost $310,148) 293,180
SHORT-TERM INVESTMENTS 6.5%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 76,800,175 76,800
76,800
U.S. Treasury Obligations 5.3%
U.S. Treasury Bills, 5.282%, 7/11/24 (10) 151,520,000 151,299
U.S. Treasury Bills, 5.288%, 11/21/24  65,625,000 64,284
U.S. Treasury Bills, 5.30%, 7/16/24  129,253,000 128,969
344,552
Total Short-Term Investments (Cost $421,350) 421,352

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 74,827,603 74,828
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 74,828
Total Securities Lending Collateral (Cost $74,828) 74,828
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / GBP
Call, 8/8/24 @
USD1.26 (11) 1 128,719 683
Citibank
USD / GBP
Put, 8/8/24 @
USD1.30 (11) 1 128,719 74
HSBC Bank
USD / JPY
Call, 7/29/24 @
JPY158.50 (11) 2 112,223 1,935
Morgan Stanley
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
iTraxx Europe-S41,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
8/21/24 @ 0.63%*
(EUR) (11) 1 888,400 2,374
Total Options Purchased (Cost $2,698) 5,066
Total Investments in Securities
98.5% of Net Assets
(Cost $6,777,209) $ 6,364,345

T. ROWE PRICE International Bond Fund (USD Hedged)

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $456,491 and represents 7.1% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Seven-day yield
(9) Affiliated Companies
(10) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S41, 5 Year Index,
6/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 8/21/24 @ 0.50%*
(EUR) 1 888,400 (215)
Total Options Written (Premiums $(662)) $ (215)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 17,964 80 (71) 151
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 76 (343) 419
Barclays Bank, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 16,500 73 (9) 82
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 6,635 55 (73) 128
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 4,911 22 (3) 25
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 2,801 23 (25) 48
Total Greece (524) 853
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 164 150 14
Total Vietnam 150 14
Total Bilateral Credit Default Swaps, Protection
Sold (374) 867
Total Bilateral Swaps (374) 867

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.1)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (1,844) (588) (1,256)
Total Canada (1,256)
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Europe-S41, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 6/20/29 225,475 (4,369) (4,316) (53)
Total Foreign/Europe (53)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,309)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 3,700 49 39 10
Total Greece 10
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 4,592 815 745 70
Total Spain 70
Total Centrally Cleared Credit Default Swaps,
Protection Sold 80
Interest Rate Swaps 0.1%
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 8/18/28 235,500 521 — 521

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 6/1/28 219,090 695 — 695
5 Year Interest Rate Swap, Receive
Fixed 2.562% Quarterly, Pay Variable
2.030% (7 Day Interbank Repo)
Quarterly, 5/15/28 37,862 138 — 138
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 5/16/28 128,613 473 — 473
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.030% (7 Day Interbank Repo)
Quarterly, 5/15/28 164,070 615 — 615
Total China 2,442
Foreign/Europe 0.1%
2 Year Interest Rate Swap, Receive
Fixed 3.155% Annually, Pay Variable
3.851% (6M EURIBOR) Semi-Annually,
4/2/26 46,750 (210) — (210)
2 Year Interest Rate Swap, Receive
Fixed 3.220% Annually, Pay Variable
3.865% (6M EURIBOR) Semi-Annually,
4/16/26 337,700 (950) — (950)
2 Year Interest Rate Swap, Receive
Fixed 3.365% Annually, Pay Variable
3.835% (6M EURIBOR) Semi-Annually,
4/30/26 182,200 130 — 130
2 Year Interest Rate Swap, Receive
Fixed 3.380% Annually, Pay Variable
3.795% (6M EURIBOR) Semi-Annually,
5/4/26 25,500 35 — 35
5 Year Interest Rate Swap, Receive
Fixed 2.807% Annually, Pay Variable
3.908% (6M EURIBOR) Semi-Annually,
3/5/29 58,646 (492) 5 (497)
5 Year Interest Rate Swap, Receive
Fixed 2.963% Annually, Pay Variable
3.795% (6M EURIBOR) Semi-Annually,
5/3/29 14,500 27 — 27

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 3.367% Annually, Pay Variable
3.909% (6M EURIBOR) Semi-Annually,
9/21/28 194,575 6,679 — 6,679
7 Year Interest Rate Swap, Receive
Fixed 2.638% Annually, Pay Variable
3.743% (6M EURIBOR) Semi-Annually,
12/17/29 47,260 44 — 44
30 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable
3.912% (6M EURIBOR) Semi-Annually,
3/5/54 4,900 162 — 162
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable
3.909% (6M EURIBOR) Semi-Annually,
9/22/53 29,920 (2,868) — (2,868)
Total Foreign/Europe 2,552
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,115,630 (57) — (57)
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,104,731 (48) — (48)
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,190,639 (47) — (47)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 2,418,000 (160) — (160)
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 639,169 51 — 51
Total India (261)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.007% (JPY TONA) Annually, 8/10/28 14,299,120 418 — 418

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
0.030% (JPY TONA) Annually, 11/27/28 1,750,000 15 — 15
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.077% (JPY TONA) Annually, 5/2/29 6,082,968 101 — 101
Total Japan 534
United Kingdom 0.0%
3 Year Interest Rate Swap, Pay Fixed
4.225% Annually, Receive Variable
5.200% (GBP SONIA) Annually, 6/21/27 138,769 325 — 325
Total United Kingdom 325
Total Centrally Cleared Interest Rate Swaps 5,592
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.059% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/15/26 148,100 (166) — (166)
Total Foreign/Europe (166)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (166)
Total Centrally Cleared Swaps 4,197
Net payments (receipts) of variation margin to date (4,451)
Variation margin receivable (payable) on centrally cleared swaps $ (254)
* Credit ratings as of June 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $5.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/24 INR 801,888 USD 9,601 $ 13
Bank of America 7/12/24 HUF 883,418 USD 2,387 7
Bank of America 7/12/24 MXN 548,437 USD 31,884 (1,973)
Bank of America 7/12/24 USD 31,263 CZK 713,102 769
Bank of America 7/12/24 USD 37,888 HUF 13,553,559 1,159
Bank of America 7/12/24 USD 68,533 MXN 1,183,505 3,986
Bank of America 7/19/24 CAD 28,187 USD 20,656 (42)
Bank of America 7/19/24 EUR 10,097 USD 10,845 (20)
Bank of America 7/19/24 NOK 272,015 USD 24,520 971
Bank of America 7/19/24 USD 33,337 CHF 29,837 41
Bank of America 8/16/24 PLN 72,986 USD 18,023 97
Bank of America 8/16/24 PLN 198,573 USD 50,279 (979)
Bank of America 8/30/24 USD 2,095 SEK 21,992 13
Bank of America 9/6/24 USD 167,118 MYR 778,990 1,729
Bank of America 10/11/24 USD 9,571 INR 801,888 (14)
Barclays Bank 7/5/24 INR 5,184,633 USD 62,079 84
Barclays Bank 7/5/24 KRW 80,263,704 USD 59,855 (1,558)
Barclays Bank 7/5/24 TWD 455,905 USD 14,105 (56)
Barclays Bank 7/12/24 MXN 273,830 USD 15,988 (1,054)
Barclays Bank 7/12/24 TRY 221,266 USD 6,244 425
Barclays Bank 7/12/24 USD 9,046 TRY 325,851 (775)
Barclays Bank 7/12/24 USD 16,571 ZAR 306,626 (265)
Barclays Bank 7/19/24 USD 15,439 JPY 2,398,856 480
Barclays Bank 8/23/24 USD 2,205 EUR 2,054 (1)
Barclays Bank 8/23/24 USD 332,590 GBP 261,556 1,820
Barclays Bank 8/30/24 USD 736 SEK 7,752 2
Barclays Bank 10/15/24 USD 14,181 TWD 455,905 89
BNP Paribas 7/5/24 IDR 1,180,892,101 USD 71,814 313
BNP Paribas 7/5/24 IDR 293,695,483 USD 17,967 (29)
BNP Paribas 7/5/24 KRW 6,515,388 USD 4,727 5
BNP Paribas 7/5/24 USD 62,607 KRW 86,779,092 (422)
BNP Paribas 7/12/24 CZK 3,723,834 USD 159,577 (336)
BNP Paribas 7/12/24 HUF 5,735,534 USD 15,447 96
BNP Paribas 7/12/24 HUF 5,993,692 USD 16,665 (423)
BNP Paribas 7/12/24 MXN 56,762 USD 2,993 103
BNP Paribas 7/12/24 USD 16,139 CZK 382,454 (216)
BNP Paribas 7/12/24 USD 92,943 HUF 33,295,164 2,714
BNP Paribas 7/12/24 USD 30,501 MXN 508,852 2,749
BNP Paribas 7/12/24 ZAR 297,372 USD 15,837 490

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 7/19/24 AUD 4,885 USD 3,195 $ 66
BNP Paribas 7/19/24 JPY 3,534,445 USD 22,797 (756)
BNP Paribas 7/19/24 USD 33,651 AUD 50,780 (244)
BNP Paribas 7/19/24 USD 38,887 EUR 36,079 209
BNP Paribas 7/19/24 USD 867,163 EUR 810,295 (1,508)
BNP Paribas 7/19/24 USD 427 JPY 66,514 12
BNP Paribas 9/6/24 USD 70,437 MYR 327,531 898
BNP Paribas 9/6/24 USD 13,089 THB 477,518 2
BNP Paribas 9/20/24 USD 747,757 EUR 696,853 (1,558)
BNP Paribas 10/11/24 KRW 86,779,092 USD 62,951 290
BNP Paribas 10/11/24 USD 71,609 IDR 1,180,892,101 (410)
BNP Paribas 10/18/24 USD 159,940 CZK 3,723,834 290
BNY Mellon 7/19/24 EUR 4,283 USD 4,672 (81)
BNY Mellon 9/13/24 USD 105,167 SGD 140,873 899
Canadian Imperial Bank
of Commerce 7/19/24 USD 26,158 CAD 35,979 (154)
Citibank 7/5/24 IDR 78,737,454 USD 4,830 (20)
Citibank 7/5/24 INR 335,518 USD 4,022 1
Citibank 7/5/24 TWD 1,012,744 USD 31,634 (427)
Citibank 7/5/24 USD 16,100 TWD 521,665 25
Citibank 7/5/24 USD 5,706 TWD 185,746 (18)
Citibank 7/12/24 HUF 28,486,066 USD 79,141 (1,945)
Citibank 7/12/24 TRY 434,261 USD 12,253 836
Citibank 7/12/24 USD 82,013 CZK 1,899,157 801
Citibank 7/12/24 USD 6,269 TRY 212,264 (129)
Citibank 7/19/24 AUD 4,162 USD 2,769 9
Citibank 7/19/24 EUR 55,636 USD 59,844 (200)
Citibank 7/19/24 JPY 4,754,166 USD 31,089 (1,442)
Citibank 7/19/24 NOK 9,804 USD 935 (16)
Citibank 7/19/24 NZD 9,645 USD 5,724 151
Citibank 7/19/24 USD 15,452 CAD 21,085 32
Citibank 7/19/24 USD 1,829 CAD 2,516 (11)
Citibank 7/19/24 USD 1,066 CHF 966 (12)
Citibank 7/19/24 USD 15,475 JPY 2,388,865 578
Citibank 7/19/24 USD 762 NOK 8,265 (13)
Citibank 8/9/24 USD 17,420 CLP 16,366,453 34
Citibank 8/23/24 EUR 12,015 USD 13,090 (187)
Citibank 9/4/24 EGP 534,968 USD 11,748 (925)
Citibank 10/11/24 USD 4,009 INR 335,518 (2)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 3/4/25 EGP 99,817 USD 1,910 $ (30)
Citibank 3/12/25 EGP 334,493 USD 5,979 306
Deutsche Bank 7/5/24 USD 90,355 IDR 1,432,387,778 2,867
Deutsche Bank 7/5/24 USD 17,275 IDR 283,975,963 (70)
Deutsche Bank 7/12/24 USD 22,462 HUF 8,214,540 201
Deutsche Bank 7/12/24 ZAR 301,799 USD 16,377 193
Deutsche Bank 7/19/24 EUR 6,258 USD 6,815 (106)
Deutsche Bank 7/19/24 JPY 1,505,616 USD 9,583 (194)
Deutsche Bank 7/19/24 USD 45,973 JPY 7,126,616 1,532
Deutsche Bank 7/19/24 USD 1,161 NOK 12,422 (3)
Deutsche Bank 8/16/24 USD 26,654 PLN 106,269 271
Deutsche Bank 8/23/24 USD 733 EUR 672 12
Deutsche Bank 8/23/24 USD 104,891 EUR 97,723 (53)
Deutsche Bank 8/30/24 USD 518 SEK 5,510 (3)
Deutsche Bank 9/20/24 EUR 64,858 USD 69,924 (184)
Goldman Sachs 7/5/24 TWD 1,102,722 USD 34,091 (111)
Goldman Sachs 7/5/24 USD 4,350 INR 363,886 (13)
Goldman Sachs 7/5/24 USD 59,089 TWD 1,869,960 1,466
Goldman Sachs 7/12/24 TRY 428,688 USD 11,887 1,034
Goldman Sachs 7/19/24 JPY 3,365,383 USD 21,324 (337)
Goldman Sachs 7/19/24 NZD 2,890 USD 1,780 (20)
Goldman Sachs 7/19/24 USD 901 CAD 1,225 5
Goldman Sachs 7/19/24 USD 1,390 CAD 1,902 (1)
Goldman Sachs 7/19/24 USD 57,836 NOK 611,798 503
Goldman Sachs 7/19/24 USD 24,282 NOK 267,735 (808)
Goldman Sachs 7/19/24 USD 1,342 NZD 2,230 (17)
Goldman Sachs 8/23/24 USD 936 EUR 873 (1)
Goldman Sachs 9/4/24 BRL 164,972 USD 30,220 (934)
Goldman Sachs 9/4/24 USD 61,951 BRL 338,398 1,878
Goldman Sachs 9/6/24 USD 11,051 THB 401,832 38
Goldman Sachs 10/15/24 USD 34,273 TWD 1,102,722 189
HSBC Bank 7/5/24 IDR 497,976,326 USD 30,408 8
HSBC Bank 7/5/24 TWD 1,027,729 USD 31,906 (237)
HSBC Bank 7/5/24 USD 20,719 IDR 334,937,623 262
HSBC Bank 7/5/24 USD 71,239 INR 5,958,153 (199)
HSBC Bank 7/5/24 USD 31,765 TWD 1,021,729 281
HSBC Bank 7/12/24 USD 28,007 CZK 652,881 88
HSBC Bank 7/12/24 USD 29,387 ZAR 562,652 (1,506)
HSBC Bank 7/19/24 CAD 1,735 USD 1,268 1

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 7/19/24 EUR 22,333 USD 24,222 $ (280)
HSBC Bank 7/19/24 USD 40,520 CAD 55,295 81
HSBC Bank 7/19/24 USD 1,193 JPY 188,349 19
HSBC Bank 7/19/24 USD 320 NZD 521 2
HSBC Bank 8/9/24 USD 31,675 CLP 28,793,517 1,087
HSBC Bank 8/23/24 USD 10,836 EUR 10,016 80
HSBC Bank 8/23/24 USD 387 GBP 305 2
HSBC Bank 9/6/24 USD 48,876 MYR 228,504 362
HSBC Bank 9/13/24 USD 502,423 CNH 3,608,831 5,172
HSBC Bank 10/11/24 USD 30,329 IDR 497,976,326 (40)
JPMorgan Chase 7/12/24 MXN 54,848 USD 3,167 (176)
JPMorgan Chase 7/19/24 AUD 8,454 USD 5,509 134
JPMorgan Chase 7/19/24 CHF 258 USD 290 (2)
JPMorgan Chase 7/19/24 EUR 6,789 USD 7,403 (126)
JPMorgan Chase 7/19/24 JPY 7,237,464 USD 47,317 (2,185)
JPMorgan Chase 7/19/24 NZD 528 USD 323 (1)
JPMorgan Chase 7/19/24 USD 21,809 CAD 29,987 (121)
JPMorgan Chase 7/19/24 USD 10,453 JPY 1,628,756 296
JPMorgan Chase 7/19/24 USD 12,360 NZD 20,814 (318)
JPMorgan Chase 8/23/24 EUR 12,733 USD 13,867 (193)
JPMorgan Chase 8/23/24 GBP 2,304 USD 2,944 (30)
JPMorgan Chase 8/23/24 USD 11,713 EUR 10,861 49
JPMorgan Chase 8/23/24 USD 744 GBP 588 —
JPMorgan Chase 8/30/24 USD 388 SEK 4,069 3
JPMorgan Chase 9/13/24 USD 32,107 SGD 43,487 (80)
Morgan Stanley 7/5/24 USD 10,427 PEN 38,860 316
Morgan Stanley 7/19/24 CAD 3,315 USD 2,424 —
Morgan Stanley 7/19/24 CHF 373 USD 415 1
Morgan Stanley 7/19/24 EUR 3,197 USD 3,476 (49)
Morgan Stanley 7/19/24 JPY 1,758,028 USD 11,169 (206)
Morgan Stanley 7/19/24 NZD 2,103 USD 1,285 (4)
Morgan Stanley 7/19/24 USD 641 JPY 98,930 24
Morgan Stanley 7/19/24 USD 1,800 NOK 19,444 (22)
Morgan Stanley 7/19/24 USD 544 NZD 905 (7)
Morgan Stanley 8/9/24 USD 16,611 CLP 15,317,359 339
RBC Dominion
Securities 7/12/24 MXN 1,064,737 USD 62,060 (3,991)
RBC Dominion
Securities 7/19/24 AUD 2,843 USD 1,847 51

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 7/19/24 CAD 33,269 USD 24,387 $ (57)
RBC Dominion
Securities 7/19/24 JPY 5,287,781 USD 34,347 (1,373)
RBC Dominion
Securities 7/19/24 NOK 164,063 USD 15,146 228
RBC Dominion
Securities 7/19/24 USD 170,266 CAD 234,706 (1,382)
RBC Dominion
Securities 7/19/24 USD 17,985 NOK 188,344 335
Societe Generale 7/12/24 USD 3,242 CZK 76,240 (18)
Standard Chartered 7/5/24 USD 5,531 PEN 20,516 194
Standard Chartered 7/19/24 EUR 1,651 USD 1,787 (18)
Standard Chartered 7/19/24 NOK 325,912 USD 30,584 (42)
Standard Chartered 8/30/24 USD 103,930 SEK 1,105,746 (736)
Standard Chartered 9/4/24 USD 8,153 BRL 44,708 217
Standard Chartered 9/6/24 USD 32,394 THB 1,188,345 (174)
Standard Chartered 9/13/24 USD 51,809 CNH 374,525 204
State Street 7/12/24 HUF 3,553,081 USD 9,989 (360)
State Street 7/12/24 USD 18,868 MXN 325,765 1,102
State Street 7/12/24 ZAR 270,107 USD 14,625 206
State Street 7/19/24 EUR 9,310 USD 10,099 (118)
State Street 7/19/24 JPY 828,266 USD 5,307 (142)
State Street 7/19/24 NZD 3,761 USD 2,312 (21)
State Street 7/19/24 USD 102,231 AUD 158,807 (3,772)
State Street 7/19/24 USD 3,677 CAD 5,030 (2)
State Street 7/19/24 USD 15,379 EUR 14,147 213
State Street 7/19/24 USD 511,726 JPY 77,396,751 29,084
State Street 7/19/24 USD 3,590 JPY 576,091 (2)
State Street 7/19/24 USD 56,532 NZD 93,893 (659)
State Street 8/23/24 EUR 100,356 USD 109,234 (1,462)
State Street 8/23/24 USD 98,694 GBP 77,558 613
State Street 8/23/24 USD 6,059 GBP 4,792 (1)
State Street 9/4/24 USD 45,120 BRL 234,618 3,470
State Street 9/13/24 USD 18,626 CNH 135,000 25
State Street 9/13/24 USD 56,440 CNH 409,688 (9)
State Street 9/20/24 USD 6,888 EUR 6,403 3
UBS Investment Bank 7/5/24 PEN 112,661 USD 29,512 (200)
UBS Investment Bank 7/5/24 USD 2,163 PEN 8,005 80
UBS Investment Bank 7/19/24 AUD 48,283 USD 32,098 131

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/19/24 CHF 7,915 USD 8,667 $ 165
UBS Investment Bank 7/19/24 USD 864 CAD 1,180 1
UBS Investment Bank 7/19/24 USD 33,368 CHF 29,777 139
UBS Investment Bank 7/19/24 USD 61,277 CHF 55,473 (627)
UBS Investment Bank 7/19/24 USD 493,072 JPY 74,614,285 27,782
UBS Investment Bank 8/23/24 EUR 22,780 USD 24,861 (397)
UBS Investment Bank 8/23/24 USD 752,773 EUR 689,775 12,027
UBS Investment Bank 9/6/24 USD 11,063 THB 401,993 46
UBS Investment Bank 9/20/24 USD 23,263 EUR 21,655 (22)
UBS Investment Bank 10/11/24 IDR 94,882,401 USD 5,749 38
UBS Investment Bank 10/11/24 USD 29,505 PEN 112,661 198
Wells Fargo 7/5/24 PEN 127,555 USD 33,492 (305)
Wells Fargo 7/5/24 USD 46,452 PEN 172,835 1,484
Wells Fargo 7/19/24 NOK 33,581 USD 3,043 104
Wells Fargo 9/6/24 USD 73,073 COP 289,051,733 4,194
Wells Fargo 10/11/24 USD 33,484 PEN 127,555 302
Net unrealized gain (loss) on open forward
currency exchange contracts $ 82,248

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Commonwealth of Australia ten year
bond contracts 9/24 2,803 $ (24)
Long, 712 Commonwealth of Australia three year
bond contracts 9/24 50,089 (147)
Long, 615 Euro BOBL contracts 9/24 76,691 572
Short, 139 Euro BTP contracts 9/24 (17,162) 13
Short, 237 Euro BUND contracts 9/24 (33,407) 186
Long, 926 Euro OAT contracts 9/24 122,098 (867)
Long, 269 Euro SCHATZ contracts 9/24 30,451 116
Short, 109 Government of Canada ten year bond
contracts 9/24 (9,567) (77)
Short, 10 Government of Japan ten year bond
contracts 9/24 (8,879) 25
Long, 2,277 Republic of South Korea ten year
bond contracts 9/24 189,604 776
Short, 1,386 Republic of South Korea three year
bond contracts 9/24 (105,926) (265)
Short, 850 U.K. Gilt ten year contracts 9/24 (104,837) (1,220)
Short, 353 U.S. Treasury Long Bond contracts 9/24 (41,764) (367)
Short, 450 U.S. Treasury Notes five year contracts 9/24 (47,960) 45
Short, 465 U.S. Treasury Notes ten year contracts 9/24 (51,143) (473)
Net payments (receipts) of variation margin to date 3,109
Variation margin receivable (payable) on open futures contracts $ 1,402

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 3,690++
Totals $ —# $ — $ 3,690+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 167,811  ¤  ¤ $ 151,628
Total $ 151,628^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $3,690 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $151,628.

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,777,209) $ 6,364,345
Unrealized gain on forward currency exchange contracts 125,026
Foreign currency (cost $81,485) 81,502
Interest receivable 59,741
Receivable for investment securities sold 19,846
Receivable for shares sold 2,325
Due from affiliates 1,991
Variation margin receivable on futures contracts 1,402
Unrealized gain on bilateral swaps 867
Cash 392
Bilateral swap premiums paid 150
Other assets 578
Total assets 6,658,165
Liabilities
Obligation to return securities lending collateral 74,828
Payable for investment securities purchased 71,663
Unrealized loss on forward currency exchange contracts 42,778
Investment management fees payable 2,551
Payable for shares redeemed 2,005
Bilateral swap premiums received 524
Variation margin payable on centrally cleared swaps 254
Options written (premiums $662) 215
Payable to directors 5
Other liabilities 342
Total liabilities 195,165
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 6,463,000

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (835,158)
Paid-in capital applicable to 771,954,870 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 7,298,158
NET ASSETS $ 6,463,000
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $72,625; Shares outstanding: 8,674,152) $ 8.37
Advisor Class
(Net assets: $72; Shares outstanding: 8,678) $ 8.35
I Class
(Net assets: $1,633,599; Shares outstanding:
195,200,969) $ 8.37
Z Class
(Net assets: $4,756,704; Shares outstanding:
568,071,071) $ 8.37

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $1,350) $ 110,676
Dividend 3,690
Securities lending 165
Other 6
Total income 114,537
Expenses
Investment management 14,842
Shareholder servicing
Investor Class $ 92
I Class 34 126
Prospectus and shareholder reports
Investor Class 18
I Class 268
Z Class 3 289
Custody and accounting 483
Registration 52
Legal and audit 29
Directors 10
Miscellaneous 25
Waived / paid by Price Associates (11,449)
Total expenses 4,407
Net investment income 110,130

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (82,828)
Futures (1,991)
Swaps (25,960)
Options written 194
Forward currency exchange contracts 67,183
Foreign currency transactions (1,009)
Net realized loss (44,411)
Change in net unrealized gain / loss
Securities (276,859)
Futures (2,352)
Swaps 18,200
Options written 6,443
Forward currency exchange contracts 224,629
Other assets and liabilities denominated in foreign currencies (2,560)
Change in net unrealized gain / loss (32,499)
Net realized and unrealized gain / loss (76,910)
INCREASE IN NET ASSETS FROM OPERATIONS $ 33,220

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 110,130 $ 188,031
Net realized loss (44,411) (260,433)
Change in net unrealized gain / loss (32,499) 658,284
Increase in net assets from operations 33,220 585,882
Distributions to shareholders
Net earnings
Investor Class (1,095) (256)
Advisor Class (1) (1)
I Class (23,591) (4,923)
Z Class (81,676) (18,067)
Tax return of capital – –
Investor Class – (1,710)
Advisor Class – (5)
I Class – (31,617)
Z Class – (124,144)
Decrease in net assets from distributions (106,363) (180,723)
Capital share transactions
*
Shares sold
Investor Class 7,891 31,261
Advisor Class – 220
I Class 224,540 264,733
Z Class 593,643 408,895
Distributions reinvested
Investor Class 1,068 1,938
Advisor Class 1 5
I Class 23,399 36,431
Z Class 81,244 142,067
Shares redeemed
Investor Class (17,638) (31,965)
Advisor Class (138) (106)
I Class (83,634) (159,598)
Z Class (352,508) (721,105)
Increase (decrease) in net assets from capital
share transactions 477,868 (27,224)

T. ROWE PRICE International Bond Fund (USD Hedged)
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 404,725 377,935
Beginning of period 6,058,275 5,680,340
End of period $ 6,463,000 $ 6,058,275
*Share information (000s)
Shares sold
Investor Class 945 3,860
Advisor Class – 27
I Class 26,769 33,394
Z Class 71,305 49,494
Distributions reinvested
Investor Class 127 238
Advisor Class –
(1)
1
I Class 2,792 4,474
Z Class 9,685 17,452
Shares redeemed
Investor Class (2,101) (3,949)
Advisor Class (16) (13)
I Class (9,960) (19,699)
Z Class (41,996) (88,872)
Increase (decrease) in shares outstanding 57,550 (3,593)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (USD Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares:
the International Bond Fund (USD Hedged) (Investor Class), the International
Bond Fund (USD Hedged)–Advisor Class (Advisor Class), the International
Bond Fund (USD Hedged)–I Class (I Class) and the International Bond Fund
(USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE International Bond Fund (USD Hedged)

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted

T. ROWE PRICE International Bond Fund (USD Hedged)

by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE International Bond Fund (USD Hedged)

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,521,966 $ — $ 4,521,966
Corporate Bonds — 1,324,309 16,824 1,341,133
Short-Term Investments 76,800 344,552 — 421,352
Securities Lending Collateral 74,828 — — 74,828
Options Purchased — 5,066 — 5,066
Total Securities 151,628 6,195,893 16,824 6,364,345
Swaps* — 11,002 — 11,002
Forward Currency Exchange
Contracts — 125,026 — 125,026
Futures Contracts* 1,733 — — 1,733
Total $ 153,361 $ 6,331,921 $ 16,824 $ 6,502,106
Liabilities
Options Written $ — $ 215 $ — $ 215
Swaps* — 6,312 — 6,312
Forward Currency Exchange
Contracts — 42,778 — 42,778
Futures Contracts* 3,440 — — 3,440
Total $ 3,440 $ 49,305 $ — $ 52,745
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 12,162
Foreign exchange derivatives Forwards, Securities^ 127,718
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 2,947
^
,*
Total $ 142,827
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 166
Interest rate derivatives Centrally Cleared Swaps, Futures 8,277
Foreign exchange derivatives Forwards 42,778
Credit derivatives Centrally Cleared Swaps, Options
Written 1,524
Total $ 52,745
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ 194 $ (1,991) $ — $ (27,472) $ (29,269)
Foreign
exchange
derivatives (875) — — 67,183 — 66,308
Credit
derivatives — — — — 1,512 1,512
Total $ (875) $ 194 $ (1,991) $ 67,183 $ (25,960) $ 38,551
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (166) $ (166)
Interest rate
derivatives — 5,996 (2,352) — 19,744 23,388
Foreign
exchange
derivatives 336 — — 224,629 — 224,965
Credit
derivatives 1,538 447 — — (1,378) 607
Total $ 1,874 $ 6,443 $ (2,352) $ 224,629 $ 18,200 $ 248,794
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)

T. ROWE PRICE International Bond Fund (USD Hedged)

and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $34,260,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 8,941 $ (3,028) $ 5,913 $ (6,100) $ —
Barclays Bank 2,973 (3,709) (736) 1,059 323
BNP Paribas 8,237 (5,902) 2,335 (4,473) —
BNY Mellon 899 (81) 818 (997) —
Canadian Imperial
Bank of Commerce — (154) (154) 21 —
Citibank 3,585 (5,377) (1,792) 2,043 251
Deutsche Bank 5,076 (613) 4,463 (4,610) —
Goldman Sachs 5,277 (2,242) 3,035 (2,900) 135
HSBC Bank 9,380 (2,262) 7,118 (8,805) —
JPMorgan Chase 482 (3,232) (2,750) 2,631 —
Morgan Stanley 3,099 (503) 2,596 (2,918) —
RBC Dominion
Securities 614 (6,803) (6,189) 6,225 36
Societe Generale — (18) (18) — —
Standard Chartered 615 (970) (355) — —
State Street 34,716 (6,548) 28,168 (27,032) 1,136
UBS Investment
Bank 40,607 (1,246) 39,361 (40,914) —
Wells Fargo 6,084 (305) 5,779 (5,850) —
Total $ 130,585 $ (42,993)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 84% and 94% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible

T. ROWE PRICE International Bond Fund (USD Hedged)

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 13% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any

T. ROWE PRICE International Bond Fund (USD Hedged)

premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 36% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund (USD Hedged)

Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2024, the notional amount of protection sold by the fund totaled $91,169,000 (1.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 31% and
65% of net assets.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE International Bond Fund (USD Hedged)

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $70,995,000; the value of cash collateral and related investments was $74,828,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,995,290,000 and
$1,375,847,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$385,991,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,773,279,000. Net unrealized loss aggregated $329,616,000 at period-end, of which $200,067,000 related to appreciated investments and $529,683,000 related to depreciated investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE International Bond Fund (USD Hedged)

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $95,000 remain subject to repayment by the fund

T. ROWE PRICE International Bond Fund (USD Hedged)

at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $62,000 for Price Associates; $93,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, approximately 16% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$(67) $(11,382)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE International Bond Fund (USD Hedged)

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE International Bond Fund (USD Hedged)

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Bond Fund (USD Hedged)

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE International Bond Fund (USD Hedged)

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

management fee rate ranked in the second quintile (Investor Class Expense Group and Advisor Class Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense
Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1114-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Bond Fund (USD Hedged)
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024